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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Income Advantage Fund, for the quarter ended January 31, 2005. These 1 series have an April 30 fiscal year end.
Date of reporting period:	January 31, 2005

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 131.5%
CONSUMER DISCRETIONARY 45.4%
Auto Components 4.9%
ArvinMeritor, Inc., 6.80%, 02/15/2009 þ	$7,249,000	$7,502,715
Collins & Aikman Products Co.:
10.75%, 12/31/2011 þ	3,700,000	3,681,500
12.875%, 08/24/2012 144A þ	4,425,000	3,683,812
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 þ	8,000,000	8,260,000
RJ Tower Corp., 12.00%, 06/01/2013 þ •	10,800,000	5,913,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014 144A þ	13,140,000	13,731,300
TRW Automotive, Inc., 9.375%, 02/15/2013	6,584,000	7,439,920

		50,212,247

Hotels, Restaurants & Leisure 11.4%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	10,000,000	11,250,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 þ	10,930,000	11,640,450
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	2,500,000	2,468,750
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	7,000,000	8,190,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012 þ	12,995,000	14,684,350
La Quinta Corp., 8.875%, 03/15/2011	10,500,000	11,641,875
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007 þ	10,000,000	11,350,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	7,000,000	7,630,000
Town Sports International, Inc., 9.625%, 04/15/2011 þ	6,325,000	6,688,688
Venetian Casino Resort LLC, 11.00%, 06/15/2010	19,000,000	21,565,000
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	11,280,000	11,139,000

		118,248,113

Household Durables 1.9%
K. Hovnanian Enterprises Inc., 7.75%, 05/15/2013 þ	5,000,000	5,437,500
Meritage Corp., 9.75%, 06/01/2011 	1,500,000	1,665,000
Technical Olympic USA, Inc.:
7.50%, 03/15/2011	1,500,000	1,507,500
10.375%, 07/01/2012	1,800,000	2,016,000
WCI Communities, Inc., 9.125%, 05/01/2012 þ	8,000,000	8,940,000

		19,566,000

Leisure Equipment & Products 1.2%
Affinity Group, Inc., 9.00%, 02/15/2012	5,475,000	5,885,625
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	6,105,000	6,318,675

		12,204,300

Media 18.8%
AMC Entertainment, Inc., 8.625%, 08/15/2012 144A	11,430,000	12,458,700
Cablevision Systems Corp., 8.00%, 04/15/2012 144A þ	15,635,000	16,963,975
CCO Holdings LLC, 8.75%, 11/15/2013 þ	7,500,000	7,650,000
Charter Communications Holdings LLC, 8.625%, 04/01/2009 þ	19,000,000	15,295,000
Cinemark USA, Inc.:
9.00%, 02/01/2013	12,000,000	13,500,000
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	7,225,000	5,491,000
Dex Media East LLC, 9.875%, 11/15/2009 þ	13,500,000	15,187,500
Emmis Communications Corp., 6.875%, 05/15/2012	7,350,000	7,570,500
Houghton Mifflin Co., 9.875%, 02/01/2013 þ	15,000,000	15,712,500
Jostens IH Corp., 7.625%, 10/01/2012 144A	7,465,000	7,632,962
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	2,030,000	2,136,575
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 08/15/2014 144A †	12,850,000	8,802,250
Mediacom LLC, 9.50%, 01/15/2013 þ	15,250,000	15,288,125
PRIMEDIA, Inc., 8.875%, 05/15/2011 þ	5,030,000	5,331,800
RCN Corp., 12.50%, 06/30/2008 + 	17,561,412	18,000,448
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	17,500,000	18,287,500
WMG Holdings Corp., 6.91%, 12/15/2011 144A	9,000,000	9,135,000

		194,443,835

[1]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 6.0%
Aearo Co., 8.25%, 04/15/2012 	$1,755,000	$1,816,425
American Achievement Corp., 8.25%, 04/01/2012	6,155,000	6,431,975
Central Garden & Pet Co., 9.125%, 02/01/2013	7,000,000	7,717,500
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	8,850,000	9,823,500
FTD, Inc., 7.75%, 02/15/2014	7,570,000	7,891,725
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,000,000	3,165,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	10,000,000	11,700,000
Tempur-Pedic, Inc., 10.25%, 08/15/2010	1,300,000	1,482,000
United Auto Group, Inc., 9.625%, 03/15/2012	8,000,000	8,760,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,536,000

		62,324,125

Textiles, Apparel & Luxury Goods 1.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,840,000

CONSUMER STAPLES 7.0%
Food & Staples Retailing 1.6%
Ingles Markets, Inc., 8.875%, 12/01/2011	7,000,000	7,315,000
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012 þ	8,175,000	8,869,875

		16,184,875

Food Products 3.3%
B&G Foods Holdings Corp., 8.00%, 10/01/2011 þ	585,000	625,219
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	2,460,000	2,509,200
Del Monte Corp.:
6.75%, 02/15/2015 144A	1,600,000	1,624,000
8.625%, 12/15/2012	9,217,000	10,288,476
Michael Foods, Inc., 8.00%, 11/15/2013	3,400,000	3,595,500
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	12,890,000	15,468,000

		34,110,395

Personal Products 1.0%
Playtex Products, Inc., 8.00%, 03/01/2011 þ	9,000,000	9,855,000

Tobacco 1.1%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	7,000,000	7,315,000
North Atlantic Trading, Inc., 9.25%, 03/01/2012 þ	5,630,000	4,447,700

		11,762,700

ENERGY 11.4%
Energy Equipment & Services 2.9%
Grant Prideco, Inc., 9.00%, 12/15/2009	6,000,000	6,675,000
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	4,100,000	4,325,500
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	2,100,000	2,105,250
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009 þ	14,000,000	14,738,500
SESI LLC, 8.875%, 05/15/2011	2,000,000	2,185,000

		30,029,250

Oil & Gas 8.5%
Chesapeake Energy Corp.:
6.375%, 06/15/2015 144A	5,375,000	5,509,375
6.875%, 01/15/2016	3,360,000	3,511,200
7.50%, 09/15/2013	7,000,000	7,665,000
El Paso Production Holding Co., 7.75%, 06/01/2013	16,000,000	16,720,000
Evergreen Resources, Inc., 5.875%, 03/15/2012 þ	1,410,000	1,462,178
Exco Resources, Inc., 7.25%, 01/15/2011	2,245,000	2,379,700
General Maritime Corp., 10.00%, 03/15/2013 þ	4,920,000	5,645,700
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	13,315,250
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,500,000	2,781,250
[2]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	$9,500,000	$9,998,750
9.50%, 02/01/2013	6,500,000	7,507,500
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	3,225,000	3,483,000
9.625%, 04/01/2012 þ	6,925,000	7,911,813

		87,890,716

FINANCIALS 6.9%
Diversified Financial Services 2.3%
Borden US Finance Corp., 9.00%, 07/15/2014 144A	2,200,000	2,431,000
Metris Companies, Inc., 10.125%, 07/15/2006	12,500,000	12,859,375
Qwest Capital Funding, Inc., 7.00%, 08/03/2009 þ	8,500,000	8,223,750

		23,514,125

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	6,750,000	7,576,875

Real Estate 3.9%
Crescent Real Estate Equities, REIT, 9.25%, 04/15/2009	7,425,000	8,093,250
HMH Properties, Inc., Ser. B, REIT, 7.875%, 08/01/2008	3,814,000	3,933,187
Host Marriott LP, Ser. J, REIT, 7.125%, 11/01/2013 þ	10,000,000	10,575,000
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	8,255,000	8,605,838
7.00%, 04/01/2014	1,400,000	1,421,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	7,825,000	8,333,625

		40,961,900

HEALTH CARE 10.5%
Health Care Equipment & Supplies 2.0%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	3,066,250
NSP Holdings LLC, 11.75%, 01/01/2012 144A	1,915,000	2,001,175
Universal Hospital Services, Inc., 10.125%, 11/01/2011	14,715,000	15,303,600

		20,371,025

Health Care Providers & Services 8.3%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	1,610,000	1,668,363
Coventry Health Care, Inc., 6.125%, 01/15/2015 144A	2,000,000	2,040,000
Extendicare Health Services, Inc., 9.50%, 07/01/2010	13,000,000	14,495,000
HCA, Inc., 6.375%, 01/15/2015 þ	3,050,000	3,083,181
IASIS Healthcare Corp., 8.75%, 06/15/2014	5,100,000	5,520,750
Select Medical Corp., 9.50%, 06/15/2009	9,499,000	10,152,056
Service Corporation International, 6.75%, 04/01/2016 þ	7,475,000	7,512,375
Stewart Enterprises, Inc., 10.75%, 07/01/2008	6,000,000	6,510,000
Team Health, Inc., 9.00%, 04/01/2012 þ	8,675,000	8,588,250
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A	14,230,000	14,834,775
Triad Hospital, Inc., 7.00%, 05/15/2012	11,000,000	11,563,750

		85,968,500

Pharmaceuticals 0.2%
Alpharma, Inc., 8.625%, 05/01/2011 144A	2,425,000	2,528,062

INDUSTRIALS 11.4%
Aerospace & Defense 0.6%
Argo Tech Corp., 9.25%, 06/01/2011	1,640,000	1,804,000
Moog, Inc., 6.25%, 01/15/2015	4,614,000	4,694,745

		6,498,745

[3]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 7.4%
American Color Graphics, Inc., 10.00%, 06/15/2010	$7,250,000	$6,216,875
Cenveo Corp., 7.875%, 12/01/2013 þ	8,075,000	7,106,000
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	7,950,000	9,023,250
Crown Cork & Seal, Inc., 8.00%, 04/15/2023	17,000,000	16,702,500
Geo Group, Inc., 8.25%, 07/15/2013	4,875,000	5,210,156
Hines Nurseries, Inc., 10.25%, 10/01/2011 	2,618,000	2,873,255
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 05/15/2013 † þ	3,000,000	2,617,500
TriMas Corp., 9.875%, 06/15/2012	11,025,000	11,521,125
United Rentals North America, Inc., 7.75%, 11/15/2013 þ	15,000,000	14,662,500

		75,933,161

Machinery 3.4%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	13,000,000	14,267,499
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	5,385,000	5,452,313
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	6,375,000	6,550,313
Terex Corp., 7.375%, 01/15/2014	8,750,000	9,231,250

		35,501,375

INFORMATION TECHNOLOGY 3.6%
Communications Equipment 1.5%
Lucent Technologies, Inc., 6.45%, 03/15/2029 þ	16,750,000	15,033,125

Internet Software & Services 1.5%
UGS Corp., 10.00%, 06/01/2012 144A þ	14,060,000	15,747,200

IT Services 0.6%
Stratus Technologies, Inc., 10.375%, 12/01/2008	5,000,000	4,775,000
Unisys Corp., 6.875%, 03/15/2010 þ	1,500,000	1,552,500

		6,327,500

MATERIALS 25.3%
Chemicals 10.0%
Arco Chemical Co., 9.80%, 02/01/2020 þ	4,050,000	4,596,750
Equistar Chemicals LP, 10.625%, 05/01/2011	14,000,000	16,170,000
Ethyl Corp., 8.875%, 05/01/2010	12,000,000	13,260,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	6,500,000	7,670,000
Huntsman International LLC:
9.875%, 03/01/2009	7,000,000	7,665,000
11.50%, 07/15/2012 144A	12,250,000	14,577,500
Lyondell Chemical Co.:
9.50%, 12/15/2008	7,500,000	8,137,500
10.50%, 06/01/2013 þ	6,500,000	7,702,500
Millenium America, Inc.:
7.625%, 11/15/2026 þ	5,000,000	4,937,500
9.25%, 06/15/2008 þ	4,000,000	4,460,000
OM Group, Inc., 9.25%, 12/15/2011	3,500,000	3,745,000
Terra Capital, Inc., 11.50%, 06/01/2010	4,550,000	5,164,250
United Industries Corp., 9.875%, 04/01/2009	5,000,000	5,256,250

		103,342,250

Containers & Packaging 6.6%
Graham Packaging Co., 9.875%, 10/15/2014 144A	3,715,000	3,910,037
Graphic Packaging International, Inc., 9.50%, 08/15/2013 þ	15,000,000	16,800,000
Jefferson Smurfit Corp., 7.50%, 06/01/2013 þ	15,000,000	15,562,500
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	10,525,000	11,498,563
8.75%, 11/15/2012	12,150,000	13,577,625
Stone Container Corp., 9.75%, 02/01/2011 þ	6,500,000	7,133,750

		68,482,475

[4]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 6.0%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	$7,400,000	$7,640,500
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	8,800,000	9,262,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	4,750,000	4,773,750
10.125%, 02/01/2010 þ	6,450,000	7,320,750
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	10,500,000	11,707,500
Peabody Energy Corp.:
5.875%, 04/15/2016 þ	5,175,000	5,175,000
6.875%, 03/15/2013 þ	2,720,000	2,924,000
U.S. Steel LLC, 10.75%, 08/01/2008	10,827,000	12,857,063

		61,660,563

Paper & Forest Products 2.7%
Amscan Holdings, Inc., 8.75%, 05/01/2014	7,450,000	7,450,000
Boise Cascade LLC, 7.125%, 10/15/2014 144A	1,800,000	1,894,500
Georgia Pacific Corp.:
8.00%, 01/15/2024 þ	4,170,000	4,910,175
8.125%, 05/15/2011	12,000,000	13,860,000

		28,114,675

TELECOMMUNICATION SERVICES 7.5%
Diversified Telecommunication Services 4.6%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A 	12,000,000	13,020,000
FairPoint Communications, Inc.:
11.875%, 03/01/2010	3,000,000	3,525,000
12.50%, 05/01/2010 þ	11,000,000	11,935,000
Insight Midwest LP, 9.75%, 10/01/2009	8,000,000	8,440,000
Level 3 Communications, Inc., 9.125%, 05/01/2008 þ	3,640,000	2,912,000
Qwest Corp., 7.875%, 09/01/2011 144A	7,300,000	7,847,500

		47,679,500

Wireless Telecommunication Services 2.9%
Centennial Communications Corp., 10.125%, 06/15/2013	10,000,000	11,375,000
Nextel Communications, Inc., 7.375%, 08/01/2015 þ	15,000,000	16,612,500
Rural Cellular Co., 8.25%, 03/15/2012	1,420,000	1,526,500

		29,514,000

UTILITIES 2.5%
Multi-Utilities & Unregulated Power 2.5%
AES Corp., 9.50%, 06/01/2009	6,840,000	7,695,000
NRG Energy, Inc., 8.00%, 12/15/2013 144A	5,000,000	5,412,500
Reliant Resources, Inc.:
6.75%, 12/15/2014	8,150,000	7,987,000
9.25%, 07/15/2010 þ	4,000,000	4,470,000

		25,564,500

Total Corporate Bonds (cost $1,305,367,031)		1,359,991,112

YANKEE OBLIGATIONS-CORPORATE 9.1%
CONSUMER DISCRETIONARY 1.1%
Media 1.1%
IMAX Corp., 9.625%, 12/01/2010 þ	9,950,000	10,820,625

FINANCIALS 1.7%
Diversified Financial Services 1.7%
Northern Telecom Capital Corp., 7.875%, 06/15/2026	9,000,000	8,932,500
Ship Finance International, Ltd., 8.50%, 12/15/2013	8,640,000	8,856,000

		17,788,500

[5]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
HEALTH CARE 1.8%
Pharmaceuticals 1.8%
Elan Corp. plc, 7.75%, 11/15/2011 144A	$3,525,000	$3,701,250
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A þ	14,750,000	14,786,875

		18,488,125

INDUSTRIALS 0.7%
Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	2,400,000	2,796,000

Transportation Infrastructure 0.4%
Sea Containers, Ltd., 10.50%, 05/15/2012	3,715,000	3,910,037

INFORMATION TECHNOLOGY 1.1%
Electronic Equipment & Instruments 0.8%
Celestica, Inc., 7.875%, 07/01/2011 þ	7,805,000	8,175,737

Semiconductors & Semiconductor Equipment 0.3%
Magnachip Semiconductor SA:
5.78%, 12/15/2011 144A	1,750,000	1,813,438
6.875%, 12/15/2011 144A	1,750,000	1,811,250

		3,624,688

MATERIALS 1.9%
Containers & Packaging 0.1%
Stone Container Finance Co., 7.375%, 07/15/2014	1,625,000	1,681,875

Metals & Mining 1.6%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	1,231,000	1,427,960
Novelis, Inc., 7.25%, 02/15/2015 144A	14,750,000	15,192,500

		16,620,460

Paper & Forest Products 0.2%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	1,645,000	1,727,250

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Rogers Wireless, Inc.:
6.375%, 03/01/2014 þ	3,485,000	3,528,563
7.50%, 03/15/2015 144A	4,350,000	4,687,125

		8,215,688

Total Yankee Obligations-Corporate (cost $89,557,525)		93,848,985

	Shares	Value

WARRANTS 0.4%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013 * + 	2,110,000	$0

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
American Tower Escrow Corp., Expiring 08/01/2008 *	17,500	4,033,750

Total Warrants (cost $1,421,436)		4,033,750

SHORT-TERM INVESTMENTS 25.8%
MUTUAL FUND SHARES 25.8%
Evergreen Institutional Money Market Fund ø	13,833,082	13,833,082
Navigator Prime Portfolio þþ	252,237,828	252,237,828

Total Short-Term Investments (cost $266,070,910)		266,070,910

Total Investments (cost $1,662,416,902) 166.8%		1,723,944,757
Other Assets and Liabilities and Preferred Shares (66.8%)		(690,437,273)

Net Assets Applicable to Common Shareholders 100.0%		$1,033,507,484

[6]

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
þ	All or a portion of these securities are on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,662,497,265. The gross unrealized appreciation and depreciation on securities based on tax cost was $133,623,166 and $72,175,674, respectively, with a net unrealized appreciation of $61,447,492.

At January 31, 2005, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flow Paid by the Fund	Cash Flows Received by the fund	Unrealized Gain
7/02/2006	$150,000,000	Merrill Lynch & Co., Inc.	Fixed-1.95%	Floating-2.39%	$2,978,011
11/27/2006	105,000,000	Merrill Lynch & Co., Inc.	Fixed-2.79%	Floating-2.54%	1,352,392
7/02/2008	100,000,000	JPMorgan Chase & Co.	Fixed-2.737%	Floating-2.39%	3,523,340
11/26/2008	65,000,000	Merrill Lynch & Co., Inc.	Fixed-3.585%	Floating-2.54%	543,698
[7]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: March 28, 2005